SHAREHOLDERS' EQUITY (Details 3) - Granted to Underwriters on May 28, 2013 [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options | shares	52,084
Exercise price | $ / shares	$ 20
Expiration date	May 28, 2016